Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions Tables [Abstract]
Assets acquired and liabilities assumed for acquisitions

The following table summarizes the assets acquired and liabilities assumed for this acquisition as of the acquisition date:

Loyalty
(Millions)	Partner(a)
Goodwill	$539
Definite-lived intangible assets	295
Other assets	208
Total assets	1,042
Total liabilities (including NCI)	426
Net assets acquired	$616

  The final purchase price allocation was completed in 2012. The above amounts do not differ significantly from the estimates at the acquisition date.